Property, Plant and Equipment - Schedule of Summary of Property Plant and Equipment Depreciation Rate (Details)	12 Months Ended
Dec. 31, 2023
Reservoirs, dams and watercourses [member] | Generation unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	2.00%
Computer software [member] | Administration unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	20.00%
Buildings - machine room [member] | Generation unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	2.00%
Vehicle [Member] | Administration unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	14.29%
Buildings - other [member] | Generation unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.33%
Buildings - other [member] | Administration unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.33%
IT equipment in general [member] | Administration unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	16.67%
Generator [member] | Generation unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.33%
General Equipment [Member] | Administration unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	6.25%
Water turbine [member] | Generation unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	2.50%
Pressure tunnel [member] | Generation unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.13%
Command station, panel and cubicle [member] | Generation unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.57%
Floodgate [member] | Generation unit [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment depreciation rate	3.33%